UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Annual Report

December 31, 2011

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® Balanced Index Strategy Fund Review (unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

Investing in derivatives instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

The performance of the Fund is expected to be lower than that of the Indices because of Fund fees and expenses. Securities in which the Fund will invest may involve substantial risk and may be subject to sudden severe price declines.

For a complete description of these and other risks associated with investing in a mutual Fund, please refer to the Fund’s prospectus.

Growth of a $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark as well as the two component indices of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2011

	1 Year	Since Inception (7/10/09)
AZL® Balanced Index Strategy Fund	2.41%	10.93%
S&P 500 Index	2.11%	17.97%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.94%
Balanced Composite Index	5.57%	13.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross
AZL® Balanced Index Strategy Fund	0.76%

The above expense ratios are based on the current Fund prospectus dated May 1, 2011. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and expenses), to 0.20% through April 30, 2013. Additional information pertaining to the December 31, 2011 expense ratios can be found in the financial highlights.

[1]

Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fund Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and Expenses the Fund’s gross ratio would be 0.10% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Balanced Composite Index”), which is comprised of 50% of the Standard & Poor’s 500 Index (“S&P 500”) and 50% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Balanced Index Strategy Fund	$1,000.00	$982.10	$0.45	0.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.75	$0.46	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

The AZL Balanced Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2011:

Investments	Percent of net assets+
Fixed Income	50.2%
Domestic Equities	37.5
International Equities	12.6
Money Markets	0.1

Total	100.4%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

December 31, 2011

Shares		Fair Value

Affiliated Investment Companies (100.3%):
13,585,919	AZL Enhanced Bond Index Fund	$149,716,822
3,116,676	AZL International Index Fund	37,493,606
1,478,127	AZL Mid Cap Index Fund	22,319,718
8,947,896	AZL S&P 500 Index Fund, Class 2	77,578,259
1,198,555	AZL Small Cap Stock Index Fund	11,829,739

Total Affiliated Investment Companies (Cost $278,504,710)		298,938,144

Unaffiliated Investment Company (0.1%):
367,480	Dreyfus Treasury Prime Cash Management, 0.00%(a)	367,480

Total Unaffiliated Investment Company (Cost $367,480)		367,480

Total Investment Securities (Cost $278,872,190)(b) — 100.4%		299,305,624
Net other assets (liabilities) — (0.4)%		(1,131,409)

Net Assets — 100.0%		$298,174,215

Percentages indicated are based on net assets as of December 31, 2011.

(a)	The rate represents the effective yield at December 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments in non-affiliates, at cost	$367,480
Investments in affiliates, at cost	278,504,710

Total investment securities, at cost	$278,872,190

Investments in non-affiliates, at value	$367,480
Investments in affiliates, at value	298,938,144

Total investment securities, at value	299,305,624
Receivable for capital shares issued	55,515
Prepaid expenses	3,797

Total Assets	299,364,936

Liabilities:
Payable for affiliated investments purchased	367,480
Payable for capital shares redeemed	790,267
Manager fees payable	12,406
Administration fees payable	4,758
Custodian fees payable	500
Administrative and compliance services fees payable	1,754
Trustee fees payable	95
Other accrued liabilities	13,461

Total Liabilities	1,190,721

Net Assets	$298,174,215

Net Assets Consist of:
Capital	$271,539,548
Accumulated net investment income/(loss)	4,752,716
Accumulated net realized gains/(losses) from investment transactions	1,448,517
Net unrealized appreciation/(depreciation) on investments	20,433,434

Net Assets	$298,174,215

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,223,419
Net Asset Value (offering and redemption price per share)	$12.84

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends from affiliates	$3,015,572
Dividends from non-affiliates	1

Total Investment Income	3,015,573

Expenses:
Manager fees	126,793
Administration fees	52,748
Custodian fees	1,961
Administrative and compliance services fees	8,175
Trustee fees	12,497
Professional fees	9,322
Shareholder reports	7,780
Other expenses	5,456

Total expenses	224,732

Net Investment Income/(Loss)	2,790,841

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	1,226,491
Net realized gains distributions from affiliated underlying funds	2,277,375
Change in unrealized appreciation/depreciation on investments	(895,558)

Net Realized/Unrealized Gains/(Losses) on Investments	2,608,308

Change in Net Assets Resulting From Operations	$5,399,149

See accompanying notes to the financial statements.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,790,841	$966,802
Net realized gains/(losses) on investment transactions	3,503,866	1,268,102
Change in unrealized appreciation/depreciation on investments	(895,558)	15,339,475

Change in net assets resulting from operations	5,399,149	17,574,379

Dividends to Shareholders:
From net investment income	(1,928,123)	—

Change in net assets resulting from dividends to shareholders	(1,928,123)	—

Capital Transactions:
Proceeds from shares issued	92,317,289	58,761,964
Proceeds from shares issued in merger	—	12,949,369
Proceeds from dividends reinvested	1,928,123	—
Value of shares redeemed	(18,933,793)	(6,961,264)

Change in net assets resulting from capital transactions	75,311,619	64,750,069

Change in net assets	78,782,645	82,324,448
Net Assets:
Beginning of period	219,391,570	137,067,122

End of period	$298,174,215	$219,391,570

Accumulated net investment income/(loss)	$4,752,716	$1,928,121

Share Transactions:
Shares issued	7,181,805	4,925,121
Shares issued in merger	—	1,051,369
Dividends reinvested	154,869	—
Shares redeemed	(1,483,791)	(600,998)

Change in shares	5,852,883	5,375,492

See accompanying notes to the financial statements.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009(a)
Net Asset Value, Beginning of Period	$12.63	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10	0.06	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.20	1.14	1.43

Total from Investment Activities	0.30	1.20	1.43

Dividends to Shareholders From:
Net Investment Income	(0.09)	—	—

Total Dividends	(0.09)	—	—

Net Asset Value, End of Period	$12.84	$12.63	$11.43

Total Return(c)	2.41%	10.50%	14.30	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$298,174	$219,392	$137,067
Net Investment Income/(Loss)(e)	1.10%	0.58%	(0.03)%
Expenses Before Reductions(e)(f)	0.09%	0.10%	0.20%
Expenses Net of Reductions(e)	0.09%	0.10%	0.20%
Portfolio Turnover Rate(g)	6%	4%	50	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2011

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Balanced Index Strategy Fund.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements, continued

December 31, 2011

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the year ended December 31, 2011, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements, continued

December 31, 2011

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2011, $4,468 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2011, actual Trustee compensation was $924,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the year ended December 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$298,938,144	$—	$298,938,144
Unaffiliated Investment Company	367,480	—	367,480

Total Investment Securities	$299,305,624	$—	$299,305,624

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Notes to the Financial Statements, continued

December 31, 2011

disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

5.	Security Purchases and Sales

For the year ended December 31, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$96,298,831	$16,098,413

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2011 is $278,892,356. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,787,895
Unrealized depreciation	(2,374,627)

Net unrealized appreciation	$20,413,268

During the year ended December 31, 2011, the Fund utilized $71,416 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$1,928,123	$—	$1,928,123

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

During the year ended December 31, 2010 there were no dividends paid to shareholders.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$4,752,716	$1,468,683	$20,413,268	$26,634,667

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

7.	Acquisition of AZL Allianz Global Investors Select Fund

On October 15, 2010, the Fund acquired all of the net assets of the AZL Allianz Global Investors Select Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Allianz Global Investors Select Fund shareholders on October 13, 2010. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,232,160 shares of the Fund, valued at $12,949,369, for 1,051,369 shares of the AZL Allianz Global Investors Select Fund outstanding on October 15, 2010.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Balanced Index Strategy Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 24, 2012

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2011, 43.91% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the four Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the AZL Balanced Index Strategy and the AZL Growth Index Strategy Funds. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

15

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreement was approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  In connection with the fall 2011 contract review process, Trustees received extensive information on the performance results of the Funds. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For

16

example, in connection with the Board of Trustees meeting held September 14, 2011, the Manager reported that for the three year period ended June 30, 2011, the AZL Fusion Balanced Fund ranked in the 69th percentile of the “mixed-asset target allocation moderate” peer group, and the AZL Moderate and Growth Funds ranked in the 76th and 88th percentile of the “mixed-asset target allocation growth” peer group, and for the year ended June 30, 2011 the Conservative, Balanced, Moderate and Growth Funds ranked in the 36th, 90th, 94th and 64th percentiles, respectively. For the year to date through June 30, 2011, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds ranked in the 76th and 38th percentiles of their peer groups.

At the Board of Trustees meeting held October 26, 2011, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 60th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 16th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 58th percentile, the Conservative Fund at the 83rd percentile (as operating expenses remained elevated as the Fund was recouping fee waivers) and the Index Strategy Funds in the 43rd percentile of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2011 were approximately $4.6 billion and that the largest Fund had assets of approximately $1.8 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Non-Interested Trustees(1)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years.	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003.	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999.	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Connecticut Innovations, 2012 to present; General Partner of Fairview Capital, L.P., 1994 to present.	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001.	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999.	42	Connecticut Water Service, Inc.

18

Interested Trustees(3)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None

Officers

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.
Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1211 2/12

AZL FusionSM Balanced Fund

Annual Report

December 31, 2011

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Balanced Fund Review (unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Balanced Fund.

What factors affected the Fund’s performance during the year ended December 31, 2011?

For the year ended December 31, 2011, the AZL FusionSM Balanced Fund returned –0.90% . That compared to a 5.57% total return for its benchmark, the Balanced Composite Index, which is comprised of equal weightings in the S&P 500 Index1 and the Barclays Capital U.S. Aggregate Bond Index2.

The AZL FusionSM Balanced Fund is a fund of funds that generates broad diversification by investing in 26 underlying funds as of year-end. The Fund typically holds between 40% and 60% of its assets in equity funds and between 40% and 60% in fixed income funds. The Fund also invests in non-traditional asset classes such as commodities.*

Stock prices were mixed over the past year. Despite strong U.S. corporate earnings, markets were highly sensitive to continued questions about U.S. economic growth coupled with uncertainty from European sovereign debt concerns; albeit, during this time of uncertainty domestic stock prices rose. As a result, the S&P 500 returned 2.11% for the year. On the other hand, international equities, as measured by the MSCI EAFE Index3 fell 11.73%, and emerging markets equities also fell 18.17% over the year, as measured by the MSCI Emerging Markets Index4.

Bond yields fell during the year due to a flight to safety favoring U.S. Treasuries, which pushed bond prices higher despite the U.S. credit downgrade. The Barclays Capital U.S. Aggregate Bond Index gained 7.84% during the year. High-yield bonds returned 4.98%, as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 13.56%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index6.

The Fund’s absolute performance was weighed down by its allocation to non-U.S. asset classes.*

For the year, the Fund lagged its composite benchmark due to its diversified asset allocation approach coupled with underperformance from its underlying holdings. Negative performance from U.S. mid- and small-cap stocks, international equities, emerging markets and commodities dragged on relative performance. Moreover, underperformance from key underlying funds relative to the individual managers’ stated benchmarks dragged on the Fund’s performance.*

The Fund’s relative performance benefited from its allocations to large-cap growth stocks and TIPS. Those were among the few asset classes that outpaced the S&P 500 and Barclays Capital U.S. Aggregate Bond Index, respectively. Relative performance also benefited from a select number of underlying funds that generated excess returns over their stated benchmarks.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2011.
[1]

The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[4]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.
[5]

The Barclays Capital U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment-grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]

The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

Investors cannot invest directly in an index.

1

AZL FusionSM Balanced Fund Review (unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

For a complete description of these and other risks associated with investing in a mutual Fund, please refer to the Fund’s prospectus.

Growth of a $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indices of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2011

	1 Year	3 Year	5 Year	Since Inception (4/29/05)
AZL FusionSM Balanced Fund	–0.90%	11.73%	1.63%	3.69%
S&P 500 Index	2.11%	14.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.77%	6.50%	5.75%
Balanced Composite Index	5.57%	11.02%	3.73%	5.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross
AZL FusionSM Balanced Fund	1.11%

The above expense ratios are based on the current Fund prospectus dated May 1, 2011. The Manager has voluntarily reduced the management fee to 0.15% . The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and expenses), to 0.30% through April 30, 2013. Additional information pertaining to the December 31, 2011 expense ratios can be found in the financial highlights.

[1]

Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.24% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Balanced Composite Index”), which is comprised of 50% of the Standard & Poor’s 500 Index (“S&P 500”) and 50% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Balanced Fund	$1,000.00	$956.80	$0.84	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Balanced Fund	$1,000.00	$1,024.35	$0.87	0.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in following investments, as of December 31, 2011:

Investments	Percent of net assets+
Fixed Income	52.9%
Domestic Equities	33.1
International Equities	8.9
Alternatives	4.8

Total	99.7%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

December 31, 2011

Shares		Fair Value

Affiliated Investment Companies (99.7%):
982,068	AZL Allianz AGIC Opportunity Fund	$11,372,345
2,644,787	AZL BlackRock Capital Appreciation Fund	33,244,975
1,102,253	AZL Columbia Mid Cap Value Fund	8,443,261
1,726,975	AZL Columbia Small Cap Value Fund	17,476,985
5,627,392	AZL Eaton Vance Large Cap Value Fund	43,837,383
2,027,254	AZL International Index Fund	24,387,871
1,684,919	AZL Invesco Growth and Income Fund	17,506,313
2,379,647	AZL Invesco International Equity Fund	33,243,663
1,735,596	AZL JPMorgan International Opportunities Fund	23,291,696
3,830,105	AZL JPMorgan U.S. Equity Fund	35,313,570
1,261,356	AZL MFS Investors Trust Fund	17,394,104
582,945	AZL Mid Cap Index Fund	8,802,470
2,076,246	AZL Morgan Stanley Global Real Estate Fund	16,236,243
599,352	AZL Morgan Stanley Mid Cap Growth Fund	7,983,363
1,324,782	AZL NFJ International Value Fund	16,082,853

Shares		Fair Value

Affiliated Investment Companies, continued
2,283,349	AZL Russell 1000 Growth Index Fund	$25,345,177
4,126,814	AZL Russell 1000 Value Index Fund	42,753,789
1,084,018	AZL Schroder Emerging Markets Equity Fund, Class 2	7,664,007
6,747,129	AZL Strategic Investments Trust	15,046,099
918,613	AZL Turner Quantitative Small Cap Growth Fund	8,616,590
1,756,692	PIMCO PVIT Commodity Real Return Strategy Portfolio	12,648,185
2,886,116	PIMCO PVIT Global Advantage Strategy Bond Portfolio	28,399,377
3,757,463	PIMCO PVIT High Yield Portfolio	28,068,248
3,631,519	PIMCO PVIT Real Return Portfolio	50,659,691
30,425,555	PIMCO PVIT Total Return Portfolio	335,289,611
3,822,419	PIMCO PVIT Unconstrained Bond Portfolio	37,497,927

Total Affiliated Investment Companies (Cost $863,520,448)		906,605,796

Total Investment Securities (Cost $863,520,448)(a) — 99.7%		906,605,796
Net other assets (liabilities) — 0.3%		3,063,623

Net Assets — 100.0%		$909,669,419

Percentages	indicated are based on net assets as of December 31, 2011.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments in affiliates, at cost	$863,520,448

Investments in affiliates, at value	$906,605,796
Dividends receivable	1,061,085
Receivable for capital shares issued	3,214,438
Receivable for affiliated investments sold	235,396
Prepaid expenses	11,435

Total Assets	911,128,150

Liabilities:
Cash overdraft	235,396
Payable for affiliated investments purchased	1,061,085
Manager fees payable	114,429
Administration fees payable	5,200
Custodian fees payable	333
Administrative and compliance services fees payable	5,253
Trustee fees payable	283
Other accrued liabilities	36,752

Total Liabilities	1,458,731

Net Assets	$909,669,419

Net Assets Consist of:
Capital	$891,878,247
Accumulated net investment income/(loss)	19,924,956
Accumulated net realized gains/(losses) from investment transactions	(45,219,132)
Net unrealized appreciation/(depreciation) on investments	43,085,348

Net Assets	$909,669,419

Shares of beneficial interest (unlimited number of shares authorized, no par value)	86,252,032
Net Asset Value (offering and redemption price per share)	$10.55

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends from affiliates	$17,784,611
Dividends from non-affiliates	2

Total Investment Income	17,784,613

Expenses:
Manager fees	1,754,910
Administration fees	54,751
Custodian fees	1,815
Administrative and compliance services fees	35,187
Trustee fees	52,922
Professional fees	38,993
Shareholder reports	27,419
Other expenses	22,617

Total expenses before reductions	1,988,614
Less expenses voluntarily waived/reimbursed by the Manager	(438,735)

Net expenses	1,549,879

Net Investment Income/(Loss)	16,234,734

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	10,362,871
Net realized gains distributions from affiliated underlying funds	7,336,077
Change in unrealized appreciation/depreciation on investments	(43,014,603)

Net Realized/Unrealized Gains/(Losses) on Investments	(25,315,655)

Change in Net Assets Resulting From Operations	$(9,080,921)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statement of Changes in Net Assets

	AZL Fusion Balanced Fund
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
Operations:
Net investment income/(loss)	$16,234,734	$11,908,198
Net realized gains/(losses) on investment transactions	17,698,948	44,519,408
Change in unrealized appreciation/depreciation on investments	(43,014,603)	17,087,101

Change in net assets resulting from operations	(9,080,921)	73,514,707

Dividends to Shareholders:
From net investment income	(21,713,322)	(19,098,572)

Change in net assets resulting from dividends to shareholders	(21,713,322)	(19,098,572)

Capital Transactions:
Proceeds from shares issued	155,707,296	190,641,415
Proceeds from dividends reinvested	21,713,322	19,098,572
Value of shares redeemed	(55,149,589)	(29,452,140)

Change in net assets resulting from capital transactions	122,271,029	180,287,847

Change in net assets	91,476,786	234,703,982
Net Assets:
Beginning of period	818,192,633	583,488,651

End of period	$909,669,419	$818,192,633

Accumulated net investment income/(loss)	$19,924,956	$21,713,269

Share Transactions:
Shares issued	14,312,890	18,227,101
Dividends reinvested	2,081,814	1,843,491
Shares redeemed	(5,100,267)	(2,869,642)

Change in shares	11,294,437	17,200,950

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.92	$10.10	$8.35	$12.16	$11.65

Investment Activities:
Net Investment Income/(Loss)	0.17	0.10	0.12	0.20	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(0.27)	1.00	2.09	(3.43)	0.58

Total from Investment Activities	(0.10)	1.10	2.21	(3.23)	0.82

Dividends to Shareholders From:
Net Investment Income	(0.27)	(0.28)	(0.18)	(0.25)	(0.16)
Net Realized Gains	—	—	(0.28)	(0.33)	(0.15)

Total Dividends	(0.27)	(0.28)	(0.46)	(0.58)	(0.31)

Net Asset Value, End of Period	$10.55	$10.92	$10.10	$8.35	$12.16

Total Return(a)	(0.90)%	11.07%	26.71%	(27.44)%	7.11%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$909,669	$818,193	$583,489	$299,155	$368,394
Net Investment Income/(Loss)	1.85%	1.75%	2.65%	2.37%	2.49%
Expenses Before Reductions(b)	0.23%	0.24%	0.25%	0.25%	0.26%
Expenses Net of Reductions	0.18%	0.19%	0.20%	0.25%	0.26%
Portfolio Turnover Rate	20%	34%	37%	62%	33%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements

December 31, 2011

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

December 31, 2011

post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

December 31, 2011

in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2011, $15,311 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2011, actual Trustee compensation was $924,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the year ended December 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

December 31, 2011

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$891,559,697	$15,046,099	(1)	$906,605,796

Total Investment Securities	$891,559,697	$15,046,099		$906,605,796

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

5.	Security Purchases and Sales

For the year ended December 31, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$299,112,849	$176,613,665

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2011 is $878,327,758. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$55,584,267
Unrealized depreciation	(27,306,229)

Net unrealized appreciation	$28,278,038

As of the end of its tax year ended December 31, 2011, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Notes to the Financial Statements, continued

December 31, 2011

loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Expires 12/31/2017
AZL Fusion Balanced Fund	$30,411,821

During the year ended December 31, 2011, the Fund utilized $14,937,205 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Balanced Fund	$21,713,322	$—	$21,713,322

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Balanced Fund	$19,098,572	$—	$19,098,572

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Balanced Fund	$19,924,955	$(30,411,821)	$28,278,038	$17,791,172

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Balanced Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 24, 2012

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2011, 4.00% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the four Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the AZL Balanced Index Strategy and the AZL Growth Index Strategy Funds. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

16

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreement was approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  In connection with the fall 2011 contract review process, Trustees received extensive information on the performance results of the Funds. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For

17

example, in connection with the Board of Trustees meeting held September 14, 2011, the Manager reported that for the three year period ended June 30, 2011, the AZL Fusion Balanced Fund ranked in the 69th percentile of the “mixed-asset target allocation moderate” peer group, and the AZL Moderate and Growth Funds ranked in the 76th and 88th percentile of the “mixed-asset target allocation growth” peer group, and for the year ended June 30, 2011 the Conservative, Balanced, Moderate and Growth Funds ranked in the 36th, 90th, 94th and 64th percentiles, respectively. For the year to date through June 30, 2011, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds ranked in the 76th and 38th percentiles of their peer groups.

At the Board of Trustees meeting held October 26, 2011, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 60th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 16th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 58th percentile, the Conservative Fund at the 83rd percentile (as operating expenses remained elevated as the Fund was recouping fee waivers) and the Index Strategy Funds in the 43rd percentile of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2011 were approximately $4.6 billion and that the largest Fund had assets of approximately $1.8 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

18

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Non-Interested Trustees(1)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years.	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003.	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999.	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Connecticut Innovations, 2012 to present; General Partner of Fairview Capital, L.P., 1994 to present.	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001.	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999.	42	Connecticut Water Service, Inc.

19

Interested Trustees(3)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None

Officers

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.
Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1211 2/12

AZL FusionSM Conservative Fund

Annual Report

December 31, 2011

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Conservative Fund Review (unaudited)

Allianz Investment Management LLC serves as Manager for the AZL FusionSM Conservative Fund.

What factors affected the Fund’s performance during the year ended December 31, 2011?

For the year ended December 31, 2011, the AZL FusionSM Conservative Fund returned 0.64% . That compared to a 6.38% total return for its benchmark, the Conservative Composite Index, which is comprised of a 35% weighting in the S&P 500 Index1 and a 65% weighting in the Barclays Capital U.S. Aggregate Bond Index2.

The AZL FusionSM Conservative Fund is a fund of funds that generates broad diversification by investing in 23 underlying funds as of year-end. The Fund typically holds between 25% and 45% of its assets in equity funds and 55% to 75% of its assets in fixed income funds. Additionally, the Fund invests in non-traditional asset classes such as commodities.*

Stock prices were mixed over the past year. Despite strong U.S. corporate earnings, markets were highly sensitive to continued questions about U.S. economic growth coupled with uncertainty from European sovereign debt concerns; however, during this time of uncertainty domestic stock prices rose. As a result, the S&P 500 Index returned 2.11% for the year. On the other hand, international equities fell 11.73%, as measured by the MSCI EAFE Index3.

Bond yields fell during the year due to a flight to safety favoring U.S. Treasuries, which pushed bond prices higher despite the U.S. credit downgrade. The Barclays Capital U.S. Aggregate Bond Index gained 7.84% during the year. High-yield bonds returned 4.98%, as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index4, and Treasury Inflation-Protected Securities (TIPS) gained 13.56%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index5.

The Fund’s absolute performance benefited from its allocation to fixed income fund holdings.*

In terms of relative performance, the Fund lagged its composite benchmark for the year due to its diversified asset allocation approach coupled with underperformance its underlying holdings. Negative performance from U.S. mid- and small-cap stocks, international equities and commodities dragged on relative performance. In addition, underperformance from key underlying funds relative to the individual managers’ stated benchmarks dragged on the Fund’s performance.*

The Fund’s relative performance benefited from its allocations to large-cap growth stocks and TIPS. Those were among the few asset classes that outpaced the S&P 500 and Barclays Aggregate Bond Index, respectively. Relative performance benefited from a select number of underlying funds that generated excess returns over their stated benchmarks.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2011.
[1]

The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[4]

The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[5]

The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

Investors cannot invest directly in an index.

AZL FusionSM Conservative Fund Review (unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

For a complete description of these and other risks associated with investing in a mutual Fund, please refer to the Fund’s prospectus.

Growth of a $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indices of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2011

	1 Year	Since Inception (10/23/09)
AZL FusionSM Conservative Fund	0.64%	6.03%
S&P 500 Index	2.11%	9.46%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.66%
Conservative Composite Index	6.38%	8.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross
AZL FusionSM Conservative Fund	1.14%

The above expense ratios are based on the current Fund prospectus dated May 1, 2011. The Manager has voluntarily reduced the management fee to 0.15% . The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and expenses), to 0.35% through April 30, 2013. Additional information pertaining to the December 31, 2011 expense ratios can be found in the financial highlights.

[1]

Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.34% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Conservative Composite Index”), which is comprised of 35% of the Standard & Poor’s 500 Index (“S&P 500”) and 65% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only.Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Conservative Fund	$1,000.00	$970.80	$1.04	0.21%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Conservative Fund	$1,000.00	$1,024.15	$1.07	0.21%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

The AZL Fusion Conservative Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2011:

Investments	Percent of net assets+
Fixed Income	67.1%
Domestic Equities	27.1
International Equities	3.6
Alternatives	2.3
Money Markets	0.1

Total	100.2%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

December 31, 2011

Shares		Fair Value

Affiliated Investment Companies (100.1%):
137,951	AZL Allianz AGIC Opportunity Fund	$1,597,469
414,519	AZL BlackRock Capital Appreciation Fund	5,210,508
231,975	AZL Columbia Mid Cap Value Fund	1,776,931
268,018	AZL Columbia Small Cap Value Fund	2,712,338
1,172,017	AZL Eaton Vance Large Cap Value Fund	9,130,016
277,274	AZL International Index Fund	3,335,612
352,559	AZL Invesco Growth and Income Fund	3,663,084
246,675	AZL Invesco International Equity Fund	3,446,054
242,967	AZL JPMorgan International Opportunities Fund	3,260,614
596,474	AZL JPMorgan U.S. Equity Fund	5,499,487
131,224	AZL MFS Investors Trust Fund	1,809,582
116,895	AZL Mid Cap Index Fund	1,765,112
215,284	AZL Morgan Stanley Global Real Estate Fund	1,683,525
125,006	AZL Morgan Stanley Mid Cap Growth Fund	1,665,075
336,591	AZL Russell 1000 Growth Index Fund	3,736,155
714,672	AZL Russell 1000 Value Index Fund	7,404,006

Shares		Fair Value

Affiliated Investment Companies, continued
189,618	AZL Turner Quantitative Small Cap Growth Fund	$1,778,621
360,733	PIMCO PVIT Commodity Real Return Strategy Portfolio	2,597,279
580,456	PIMCO PVIT Global Advantage Strategy Bond Portfolio	5,711,687
1,028,108	PIMCO PVIT High Yield Portfolio	7,679,969
727,609	PIMCO PVIT Real Return Portfolio	10,150,150
8,461,378	PIMCO PVIT Total Return Portfolio	93,244,387
968,358	PIMCO PVIT Unconstrained Bond Portfolio	9,499,597

Total Affiliated Investment Companies (Cost $190,629,879)		188,357,258

Unaffiliated Investment Company (0.1%):
253,897	Dreyfus Treasury Prime Cash Management, 0.00%(a)	253,897

Total Unaffiliated Investment Company (Cost $253,897)		253,897

Total Investment Securities (Cost $190,883,776)(b) — 100.2%		188,611,155
Net other assets (liabilities) — (0.2)%		(420,327)

Net Assets — 100.0%		$188,190,828

Percentages indicated are based on net assets as of December 31, 2011.

(a)	The rate represents the effective yield at December 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments in non-affiliates, at cost	$253,897
Investments in affiliates, at cost	190,629,879

Total investment securities, at cost	$190,883,776

Investments in non-affiliates, at value	$253,897
Investments in affiliates, at value	188,357,258

Total investment securities, at value	188,611,155
Dividends receivable	287,096
Receivable for capital shares issued	150,162
Prepaid expenses	2,573

Total Assets	189,050,986

Liabilities:
Payable for affiliated investments purchased	540,993
Payable for capital shares redeemed	283,507
Manager fees payable	23,436
Administration fees payable	4,650
Custodian fees payable	355
Administrative and compliance services fees payable	957
Trustee fees payable	52
Other accrued liabilities	6,208

Total Liabilities	860,158

Net Assets	$188,190,828

Net Assets Consist of:
Capital	$184,968,950
Accumulated net investment income/(loss)	3,864,212
Accumulated net realized gains/(losses) from investment transactions	1,630,287
Net unrealized appreciation/(depreciation) on investments	(2,272,621)

Net Assets	$188,190,828

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,025,699
Net Asset Value (offering and redemption price per share)	$11.05

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends from affiliates	$3,279,977
Dividends from non-affiliates	2

Total Investment Income	3,279,979

Expenses:
Manager fees	279,043
Administration fees	54,052
Custodian fees	2,240
Administrative and compliance services fees	6,940
Trustee fees	10,721
Professional fees	8,282
Shareholder reports	5,143
Recoupment of prior expenses reimbursed by the Manager	22,215
Other expenses	2,999

Total expenses before reductions	391,635
Less expenses voluntarily waived/reimbursed by the Manager	(69,762)

Net expenses	321,873

Net Investment Income/(Loss)	2,958,106

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	1,129,726
Net realized gains distributions from affiliated underlying funds	1,646,426
Change in unrealized appreciation/depreciation on investments	(5,755,339)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,979,187)

Change in Net Assets Resulting From Operations	$(21,081)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statement of Changes in Net Assets

	AZL Fusion Conservative Fund
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,958,106	$1,006,777
Net realized gains/(losses) on investment transactions	2,776,152	1,706,086
Change in unrealized appreciation/depreciation on investments	(5,755,339)	3,500,288

Change in net assets resulting from operations	(21,081)	6,213,151

Dividends to Shareholders:
From net investment income	(2,436,350)	(906)
From net realized gains on investments	(514,447)	(32,742)

Change in net assets resulting from dividends to shareholders	(2,950,797)	(33,648)

Capital Transactions:
Proceeds from shares issued	111,451,923	87,477,221
Proceeds from dividends reinvested	2,950,797	33,648
Value of shares redeemed	(12,946,843)	(9,981,510)

Change in net assets resulting from capital transactions	101,455,877	77,529,359

Change in net assets	98,483,999	83,708,862
Net Assets:
Beginning of period	89,706,829	5,997,967

End of period	$188,190,828	$89,706,829

Accumulated net investment income/(loss)	$3,864,212	$2,436,349

Share Transactions:
Shares issued	9,875,293	8,350,236
Dividends reinvested	270,467	3,148
Shares redeemed	(1,144,440)	(923,967)

Change in shares	9,001,320	7,429,417

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31, 2011	Year Ended December 31, 2010	October 23, 2009 to December 31, 2009(a)

Net Asset Value, Beginning of Period	$11.18	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	0.13	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.03	0.97	0.16

Total from Investment Activities	0.07	1.10	0.18

Dividends to Shareholders From:
Net Investment Income	(0.17)	— (b)	(0.10)
Net Realized Gains	(0.03)	— (b)	—

Total Dividends	(0.20)	— (b)	(0.10)

Net Asset Value, End of Period	$11.05	$11.18	$10.08

Total Return(d)	0.64%	10.96%	1.81	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$188,191	$89,707	$5,998
Net Investment Income/(Loss)(e)	2.12%	2.04%	2.36%
Expenses Before Reductions(e)(f)	0.28%	0.34%	2.56%
Expenses Net of Reductions(e)	0.23%	0.26%	0.35%
Portfolio Turnover Rate	19%	34%	53	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	Not annualized.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements

December 31, 2011

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Conservative Fund.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

December 31, 2011

within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Conservative Fund	0.20%	0.35%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

December 31, 2011

in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2011, $2,494 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2011, actual Trustee compensation was $924,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the year ended December 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

December 31, 2011

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$188,357,258	$—	$188,357,258
Unaffiliated Investment Company	253,897	—	253,897

Total Investment Securities	$188,611,155	$—	$188,611,155

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

5.	Security Purchases and Sales

For the year ended December 31, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Conservative Fund	$129,571,279	$26,479,332

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2011 is $191,241,162. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,225,905
Unrealized depreciation	(3,855,912)

Net unrealized depreciation	$(2,630,007)

The tax character of dividends paid to shareholders during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Conservative Fund	$2,687,716	$263,081	$2,950,797

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Notes to the Financial Statements, continued

December 31, 2011

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Conservative Fund	$13,700	$19,948	$33,648

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Conservative Fund	$4,166,100	$1,685,785	$(2,630,007)	$3,221,878

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Conservative Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 24, 2012

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2011, 2.41% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the year ended December 31, 2011, the Fund declared net long-term capital gain distributions of $263,081.

During the year ended December 31, 2011, the Fund declared net short-term capital gain distributions of $251,367.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the four Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the AZL Balanced Index Strategy and the AZL Growth Index Strategy Funds. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

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Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreement was approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  In connection with the fall 2011 contract review process, Trustees received extensive information on the performance results of the Funds. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For

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example, in connection with the Board of Trustees meeting held September 14, 2011, the Manager reported that for the three year period ended June 30, 2011, the AZL Fusion Balanced Fund ranked in the 69th percentile of the “mixed-asset target allocation moderate” peer group, and the AZL Moderate and Growth Funds ranked in the 76th and 88th percentile of the “mixed-asset target allocation growth” peer group, and for the year ended June 30, 2011 the Conservative, Balanced, Moderate and Growth Funds ranked in the 36th, 90th, 94th and 64th percentiles, respectively. For the year to date through June 30, 2011, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds ranked in the 76th and 38th percentiles of their peer groups.

At the Board of Trustees meeting held October 26, 2011, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 60th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 16th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 58th percentile, the Conservative Fund at the 83rd percentile (as operating expenses remained elevated as the Fund was recouping fee waivers) and the Index Strategy Funds in the 43rd percentile of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2011 were approximately $4.6 billion and that the largest Fund had assets of approximately $1.8 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

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Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Non-Interested Trustees(1)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years.	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003.	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999.	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Connecticut Innovations, 2012 to present; General Partner of Fairview Capital, L.P., 1994 to present.	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001.	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999.	42	Connecticut Water Service, Inc.

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Interested Trustees(3)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None

Officers

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.
Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

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The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1211 2/12

AZL FusionSM Growth Fund

Annual Report

December 31, 2011

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Growth Fund Review (unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Growth Fund.

What factors affected the Fund’s performance during the year ended December 31, 2011?

For the year ended December 31, 2011, the AZL FusionSM Growth Fund returned –4.43% . That compared to a 3.64% total return for its benchmark, the Growth Composite Index, which is comprised of an 80% weighting in the S&P 500 Index1 and a 20% weighting in the Barclays Capital U.S. Aggregate Bond Index2.

The AZL FusionSM Growth Fund is a fund of funds that generates broad diversification by investing in 27 underlying funds as of year-end. The Fund typically holds between 70% and 90% of its assets in equity funds and 10% to 30% of its assets in fixed income funds. Additionally the Fund invests in non-traditional asset classes, such as commodities.*

Stock prices were mixed over the past year. Despite strong U.S. corporate earnings, markets were highly sensitive to continued questions about U.S. economic growth coupled with uncertainty from European sovereign debt concerns; however, during this time of uncertainty domestic stock prices rose. As a result, the S&P 500 Index returned 2.11% for the year. On the other hand, international equities, as measured by the MSCI EAFE Index3 fell 11.73%, and emerging markets equities fell 18.17% over the year, as measured by the MSCI Emerging Markets Index4.

Bond yields fell during the period due to a flight to safety favoring U.S. Treasuries, which pushed bond prices higher despite the U.S. credit downgrade. The Barclays Capital U.S. Aggregate Bond Index gained 7.84% during the year. High-yield bonds returned 4.98%, as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 13.56%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index6.

The Fund’s absolute performance was weighed down by its exposure to non-U.S. asset classes.*

The Fund lagged its composite benchmark for the year due to its diversified asset allocation approach coupled with underperformance from its underlying holdings. Negative performance from U.S. mid- and small-cap stocks, international equities, emerging market, and commodities dragged on relative performance. In addition, underperformance from key underlying funds relative to the individual managers’ stated benchmarks dragged on the Fund’s performance.*

The Fund’s relative performance benefited from its allocations to large-cap growth stocks and TIPS. Those were among the few asset classes that outpaced the S&P 500 and Barclays Capital U.S. Aggregate Bond Index, respectively. Relative performance benefited from a select number of underlying funds that generated excess returns over their stated benchmarks.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2011.
[1]

The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[4]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.
[5]

The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment-grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]

The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

Investors cannot invest directly in an index.

1

AZL FusionSM Growth Fund Review (unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

Growth based investments can perform differently from the market as a whole and can be more volatile than other types of securities.

For a complete description of these and other risks associated with investing in a mutual Fund, please refer to the Fund’s prospectus.

Growth of a $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indices of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2011

	1 Year	3 Year	5 Year	Since Inception (4/29/05)
AZL FusionSM Growth Fund	–4.43%	12.57%	–1.63%	2.23%
S&P 500 Index	2.11%	14.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.77%	6.50%	5.75%
Growth Composite Index	3.64%	13.03%	1.49%	4.20%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross
AZL FusionSM Growth Fund	1.24%

The above expense ratios are based on the current Fund prospectus dated May 1, 2011. The Manager has voluntarily reduced the management fee to 0.15% . The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and expenses), to 0.30% through April 30, 2013. Additional information pertaining to the December 31, 2011 expense ratios can be found in the financial highlights.

[1]

Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.24% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index the (“Growth Composite Index”), which is comprised of 80% of the Standard & Poor’s 500 Index (“S&P 500”) and 20% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only.Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Growth Fund	$1,000.00	$919.50	$0.82	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Growth Fund	$1,000.00	$1,024.35	$0.87	0.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2011:

Investments	Percent of net assets+
Domestic Equities	49.8%
Fixed Income	22.4
International Equities	19.5
Alternatives	8.3

Total	100.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

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ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

December 31, 2011

Shares		Fair Value

Affiliated Investment Companies (100.0%):
1,084,781	AZL Allianz AGIC Opportunity Fund	$12,561,763
2,183,159	AZL BlackRock Capital Appreciation Fund	27,442,305
1,838,294	AZL Columbia Mid Cap Value Fund	14,081,330
1,815,137	AZL Columbia Small Cap Value Fund	18,369,185
2,310,792	AZL Dreyfus Equity Growth Fund	21,444,151
6,549,895	AZL Eaton Vance Large Cap Value Fund	51,023,681
3,346,844	AZL International Index Fund	40,262,532
2,095,938	AZL Invesco Growth and Income Fund	21,776,791
4,453,308	AZL Invesco International Equity Fund	62,212,707
2,874,960	AZL JPMorgan International Opportunities Fund	38,581,969
4,780,792	AZL JPMorgan U.S. Equity Fund	44,078,901
1,587,842	AZL MFS Investors Trust Fund	21,896,335
484,817	AZL Mid Cap Index Fund	7,320,733
3,445,034	AZL Morgan Stanley Global Real Estate Fund	26,940,166
998,410	AZL Morgan Stanley Mid Cap Growth Fund	13,298,821
2,194,866	AZL NFJ International Value Fund	26,645,679

Shares		Fair Value

Affiliated Investment Companies, continued
2,202,914	AZL Russell 1000 Growth Index Fund	$24,452,345
3,730,660	AZL Russell 1000 Value Index Fund	38,649,640
1,793,577	AZL Schroder Emerging Markets Equity Fund, Class 2	12,680,587
10,234,918	AZL Strategic Investments Trust	22,823,868
775,944	AZL Turner Quantitative Small Cap Growth Fund	7,278,354
1,477,839	PIMCO PVIT Commodity Real Return Strategy Portfolio	10,640,438
2,468,691	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,291,920
2,101,375	PIMCO PVIT High Yield Portfolio	15,697,269
2,474,160	PIMCO PVIT Real Return Portfolio	34,514,532
6,594,356	PIMCO PVIT Total Return Portfolio	72,669,806
1,610,242	PIMCO PVIT Unconstrained Bond Portfolio	15,796,470

Total Affiliated Investment Companies (Cost $684,508,961)		727,432,278

Total Investment Securities (Cost $684,508,961)(a) — 100.0%		727,432,278
Net other assets (liabilities) — 0.0%		(247,423)

Net Assets — 100.0%		$727,184,855

Percentages indicated are based on net assets as of December 31, 2011.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments in affiliates, at cost	$684,508,961

Investments in affiliates, at value	$727,432,278
Interest and dividends receivable	314,988
Receivable for affiliated investments sold	472,666
Prepaid expenses	8,882

Total Assets	728,228,814

Liabilities:
Cash overdraft	472,666
Payable for affiliated investments purchased	314,988
Payable for capital shares redeemed	117,837
Manager fees payable	92,460
Administration fees payable	5,089
Custodian fees payable	328
Administrative and compliance services fees payable	4,835
Trustee fees payable	261
Other accrued liabilities	35,495

Total Liabilities	1,043,959

Net Assets	$727,184,855

Net Assets Consist of:
Capital	$908,888,345
Accumulated net investment income/(loss)	12,259,198
Accumulated net realized gains/(losses) from investment transactions	(236,886,005)
Net unrealized appreciation/(depreciation) on investments	42,923,317

Net Assets	$727,184,855

Shares of beneficial interest (unlimited number of shares authorized, no par value)	76,446,042
Net Asset Value (offering and redemption price per share)	$9.51

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends from affiliates	$12,213,118

Total Investment Income	12,213,118

Expenses:
Manager fees	1,629,227
Administration fees	54,016
Custodian fees	1,569
Administrative and compliance services fees	29,023
Trustee fees	43,549
Professional fees	31,292
Shareholder reports	23,954
Other expenses	22,074

Total expenses before reductions	1,834,704
Less expenses voluntarily waived/reimbursed by the Manager	(407,314)

Net expenses	1,427,390

Net Investment Income/(Loss)	10,785,728

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	31,367,489
Net realized gains distributions from affiliated underlying funds	3,695,410
Change in unrealized appreciation/depreciation on investments	(80,552,547)

Net Realized/Unrealized Gains/(Losses) on Investments	(45,489,648)

Change in Net Assets Resulting From Operations	$(34,703,920)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statement of Changes in Net Assets

	AZL Fusion Growth Fund
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
Operations:
Net investment income/(loss)	$10,785,728	$9,468,545
Net realized gains/(losses) on investment transactions	35,062,899	50,294,867
Change in unrealized appreciation/depreciation on investments	(80,552,547)	38,467,182

Change in net assets resulting from operations	(34,703,920)	98,230,594

Dividends to Shareholders:
From net investment income	(14,540,127)	(14,145,379)

Change in net assets resulting from dividends to shareholders	(14,540,127)	(14,145,379)

Capital Transactions:
Proceeds from shares issued	35,937,613	64,815,001
Proceeds from dividends reinvested	14,540,127	14,145,379
Value of shares redeemed	(139,034,391)	(123,325,555)

Change in net assets resulting from capital transactions	(88,556,651)	(44,365,175)

Change in net assets	(137,800,698)	39,720,040
Net Assets:
Beginning of period	864,985,553	825,265,513

End of period	$727,184,855	$864,985,553

Accumulated net investment income/(loss)	$12,259,198	$14,540,087

Share Transactions:
Shares issued	3,557,250	6,861,507
Dividends reinvested	1,550,120	1,511,258
Shares redeemed	(13,890,329)	(13,287,738)

Change in shares	(8,782,959)	(4,914,973)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.15	$9.15	$7.36	$12.94	$12.49

Investment Activities:
Net Investment Income/(Loss)	0.16	0.12	0.11	0.12	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(0.61)	1.05	2.20	(4.94)	0.60

Total from Investment Activities	(0.45)	1.17	2.31	(4.82)	0.72

Dividends to Shareholders From:
Net Investment Income	(0.19)	(0.17)	(0.18)	(0.16)	(0.06)
Net Realized Gains	—	—	(0.34)	(0.60)	(0.21)

Total Dividends	(0.19)	(0.17)	(0.52)	(0.76)	(0.27)

Net Asset Value, End of Period	$9.51	$10.15	$9.15	$7.36	$12.94

Total Return(a)	(4.43)%	12.90%	31.84%	(38.77)%	5.75%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$727,185	$864,986	$825,266	$632,430	$1,127,353
Net Investment Income/(Loss)	1.32%	1.16%	1.39%	1.15%	1.10%
Expenses Before Reductions(b)	0.23%	0.24%	0.25%	0.24%	0.25%
Expenses Net of Reductions	0.18%	0.19%	0.20%	0.24%	0.25%
Portfolio Turnover Rate	24%	48%	53%	62%	32%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements

December 31, 2011

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

December 31, 2011

post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

December 31, 2011

fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2011, $14,108 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2011, actual Trustee compensation was $924,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the year ended December 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

December 31, 2011

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$704,608,410	$22,823,868	(1)	$727,432,278

Total Investment Securities	$704,608,410	$22,823,868		$727,432,278

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

5.	Security Purchases and Sales

For the year ended December 31, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$199,516,147	$287,620,226

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2011 is $739,163,201. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$66,084,607
Unrealized depreciation	(77,815,530)

Net unrealized depreciation	$(11,730,923)

As of the end of its tax year ended December 31, 2011, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Notes to the Financial Statements, continued

December 31, 2011

loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Expires 12/31/2017
AZL Fusion Growth Fund	$182,231,766

During the year ended December 31, 2011, the Fund utilized $30,338,176 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Growth Fund	$14,540,127	$—	$14,540,127

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Growth Fund	$14,145,379	$—	$14,145,379

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Growth Fund	$12,259,199	$(182,231,766)	$(11,730,923)	$(181,703,490)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Growth Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 24, 2012

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2011, 10.24% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the four Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the AZL Balanced Index Strategy and the AZL Growth Index Strategy Funds. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

16

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreement was approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  In connection with the fall 2011 contract review process, Trustees received extensive information on the performance results of the Funds. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For

17

example, in connection with the Board of Trustees meeting held September 14, 2011, the Manager reported that for the three year period ended June 30, 2011, the AZL Fusion Balanced Fund ranked in the 69th percentile of the “mixed-asset target allocation moderate” peer group, and the AZL Moderate and Growth Funds ranked in the 76th and 88th percentile of the “mixed-asset target allocation growth” peer group, and for the year ended June 30, 2011 the Conservative, Balanced, Moderate and Growth Funds ranked in the 36th, 90th, 94th and 64th percentiles, respectively. For the year to date through June 30, 2011, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds ranked in the 76th and 38th percentiles of their peer groups.

At the Board of Trustees meeting held October 26, 2011, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 60th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 16th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 58th percentile, the Conservative Fund at the 83rd percentile (as operating expenses remained elevated as the Fund was recouping fee waivers) and the Index Strategy Funds in the 43rd percentile of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2011 were approximately $4.6 billion and that the largest Fund had assets of approximately $1.8 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

18

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Non-Interested Trustees(1)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years.	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003.	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999.	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Connecticut Innovations, 2012 to present; General Partner of Fairview Capital, L.P., 1994 to present.	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001.	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999.	42	Connecticut Water Service, Inc.

19

Interested Trustees(3)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None

Officers

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.
Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1211 2/12

AZL FusionSM Moderate Fund

Annual Report

December 31, 2011

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Moderate Fund Review (unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL FusionSM Moderate Fund.

What factors affected the Fund’s performance during the year ended December 31, 2011?

For the year ended December 31, 2011, the AZL FusionSM Moderate Fund returned –2.84% . That compared to a 4.66% total return for its benchmark, the Moderate Composite Index, which is comprised of a 65% weighting in the S&P 500 Index1 and a 35% weighting in the Barclays Capital U.S. Aggregate Bond Index2.

The AZL FusionSM Moderate Fund is a fund of funds that generates broad diversification by investing in 27 underlying funds as of year-end. The Fund typically holds between 55% and 75% of its assets in equity funds and 25% to 45% of its assets in fixed income funds. Additionally, the Fund invests in non-traditional asset classes, such as commodities.*

Stock prices were mixed over the past year. Despite strong U.S. corporate earnings, markets were highly sensitive to continued questions about U.S. economic growth coupled with uncertainty from European sovereign debt concerns; however, during this time of uncertainty domestic stock prices rose. As a result, the S&P 500 Index returned 2.11% for the year. On the other hand, international equities, as measured by the MSCI EAFE Index3 fell 11.73%, and emerging markets equities fell 18.17% over the year, as measured by the MSCI Emerging Markets Index4.

Bond yields fell during the year due to a flight to safety favoring U.S. Treasuries. That action pushed bond prices higher, despite the U.S. credit downgrade. The Barclays Capital U.S. Aggregate Bond Index gained 7.84% during the year. High-yield bonds returned 4.98%, as measured by the Barclays Capital U.S. Corporate High-Yield Bond Index5, and Treasury Inflation-Protected Securities (TIPS) gained 13.56%, as measured by the Barclays Capital U.S. Treasury Inflation-Protected Securities Index6. The Fund’s absolute performance was hurt by its exposure to non-U.S. asset classes.*

The Fund lagged its composite benchmark for the year due to its diversified asset allocation approach coupled with underperformance from its underlying holdings. Negative performance from U.S. mid-cap and small-cap stocks, international equities, emerging markets and commodities dragged on relative performance. In addition, underperformance from key underlying funds, relative to the individual managers’ stated benchmarks, also dragged on the Fund’s performance.*

The Fund’s performance benefited from its allocations to large-cap growth stocks and TIPS. Those were among the few asset classes that outpaced the S&P 500 Index and Barclays Aggregate Bond Index, respectively. Relative performance benefited from a select number of underlying funds that generated excess returns over their stated benchmarks.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2011.
[1]

The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[4]	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.
[5]

The Barclays Capital U.S Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment-grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.

[6]

The Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

Investors cannot invest directly in an index.

AZL FusionSM Moderate Fund Review (unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

For a complete description of these and other risks associated with investing in a mutual Fund, please refer to the Fund’s prospectus.

Growth of a $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indices of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2011

	1 Year	3 Year	5 Year	Since Inception (4/29/05)
AZL FusionSM Moderate Fund	–2.84%	12.01%	0.13%	2.97%
S&P 500 Index	2.11%	14.11%	–0.25%	3.40%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.77%	6.50%	5.75%
Moderate Composite Index	4.66%	12.08%	2.66%	4.69%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross
AZL FusionSM Moderate Fund	1.17%

The above expense ratios are based on the current Fund prospectus dated May 1, 2011. The Manager has voluntarily reduced the management fee to 0.15% . The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and expenses), to 0.30% through April 30, 2013. Additional information pertaining to the December 31, 2011 expense ratios can be found in the financial highlights.

[1]

Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.24% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index the (“Moderate Composite Index”), which is comprised of 65% of the Standard & Poor’s 500 Index (“S&P 500”) and 35% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Moderate Fund	$1,000.00	$936.20	$0.83	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Fusion Moderate Fund	$1,000.00	$1,024.35	$0.87	0.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2011:

Investments	Percent of net assets+
Domestic Equities	41.8%
Fixed Income	37.8
International Equities	14.1
Alternatives	6.3
Money Markets	—

Total	100.0%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

December 31, 2011

Shares		Fair Value

Affiliated Investment Companies (100.0%):
1,986,787	AZL Allianz AGIC Opportunity Fund	$23,006,996
5,395,387	AZL BlackRock Capital Appreciation Fund	67,820,008
3,407,153	AZL Columbia Mid Cap Value Fund	26,098,793
4,359,073	AZL Columbia Small Cap Value Fund	44,113,818
3,766,036	AZL Dreyfus Equity Growth Fund	34,948,816
13,783,238	AZL Eaton Vance Large Cap Value Fund	107,371,427
6,675,554	AZL International Index Fund	80,306,909
3,439,157	AZL Invesco Growth and Income Fund	35,732,836
7,293,006	AZL Invesco International Equity Fund	101,883,299
5,916,200	AZL JPMorgan International Opportunities Fund	79,395,407
9,766,781	AZL JPMorgan U.S. Equity Fund	90,049,722
2,583,848	AZL MFS Investors Trust Fund	35,631,261
1,148,285	AZL Mid Cap Index Fund	17,339,110
6,366,824	AZL Morgan Stanley Global Real Estate Fund	49,788,563
1,838,929	AZL Morgan Stanley Mid Cap Growth Fund	24,494,539
4,076,332	AZL NFJ International Value Fund	49,486,674
5,238,910	AZL Russell 1000 Growth Index Fund	58,151,906

Shares		Fair Value

Affiliated Investment Companies, continued
9,019,100	AZL Russell 1000 Value Index Fund	$93,437,878
3,308,555	AZL Schroder Emerging Markets Equity Fund, Class 2	23,391,484
17,280,670	AZL Strategic Investments Trust	38,535,895
1,840,960	AZL Turner Quantitative Small Cap Growth Fund	17,268,202
3,595,046	PIMCO PVIT Commodity Real Return Strategy Portfolio	25,884,332
5,960,864	PIMCO PVIT Global Advantage Strategy Bond Portfolio	58,654,898
7,648,273	PIMCO PVIT High Yield Portfolio	57,132,600
5,914,102	PIMCO PVIT Real Return Portfolio	82,501,727
38,885,316	PIMCO PVIT Total Return Portfolio	428,516,184
5,823,576	PIMCO PVIT Unconstrained Bond Portfolio	57,129,276

Total Affiliated Investment Companies (Cost $1,768,716,987)		1,808,072,560

Unaffiliated Investment Company (0.0%):
155,535	Dreyfus Treasury Prime Cash Management, 0.00%(a)	155,535

Total Unaffiliated Investment Company (Cost $155,535)		155,535

Total Investment Securities (Cost $1,768,872,522)(b) — 100.0%		1,808,228,095
Net other assets (liabilities) — 0.0%		338,006

Net Assets — 100.0%		$1,808,566,101

Percentages indicated are based on net assets as of December 31, 2011.

(a)	The rate represents the effective yield at December 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments in non-affiliates, at cost	$155,535
Investments in affiliates, at cost	1,768,716,987

Total investment securities, at cost	$1,768,872,522

Investments in non-affiliates, at value	$155,535
Investments in affiliates, at value	1,808,072,560

Total investment securities, at value	1,808,228,095
Interest and dividends receivable	1,506,721
Receivable for capital shares issued	784,388
Prepaid expenses	23,120

Total Assets	1,810,542,324

Liabilities:
Payable for affiliated investments purchased	1,662,256
Manager fees payable	227,557
Administration fees payable	5,930
Custodian fees payable	357
Administrative and compliance services fees payable	10,269
Trustee fees payable	554
Other accrued liabilities	69,300

Total Liabilities	1,976,223

Net Assets	$1,808,566,101

Net Assets Consist of:
Capital	$1,823,997,669
Accumulated net investment income/(loss)	33,385,465
Accumulated net realized gains/(losses) from investment transactions	(88,172,606)
Net unrealized appreciation/(depreciation) on investments	39,355,573

Net Assets	$1,808,566,101

Shares of beneficial interest (unlimited number of shares authorized, no par value)	179,254,326
Net Asset Value (offering and redemption price per share)	$10.09

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends from affiliates	$31,114,871
Dividends from non-affiliates	7

Total Investment Income	31,114,878

Expenses:
Manager fees	3,451,146
Administration fees	56,898
Custodian fees	1,939
Administrative and compliance services fees	71,299
Trustee fees	107,538
Professional fees	79,416
Shareholder reports	52,422
Other expenses	43,079

Total expenses before reductions	3,863,737
Less expenses voluntarily waived/reimbursed by the Manager	(862,802)

Net expenses	3,000,935

Net Investment Income/(Loss)	28,113,943

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	35,409,268
Net realized gains distributions from affiliated underlying funds	11,382,655
Change in unrealized appreciation/depreciation on investments	(130,283,143)

Net Realized/Unrealized Gains/(Losses) on Investments	(83,491,220)

Change in Net Assets Resulting From Operations	$(55,377,277)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statement of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
Operations:
Net investment income/(loss)	$28,113,943	$17,813,277
Net realized gains/(losses) on investment transactions	46,791,923	73,603,090
Change in unrealized appreciation/depreciation on investments	(130,283,143)	55,011,050

Change in net assets resulting from operations	(55,377,277)	146,427,417

Dividends to Shareholders:
From net investment income	(31,334,299)	(22,241,097)

Change in net assets resulting from dividends to shareholders	(31,334,299)	(22,241,097)

Capital Transactions:
Proceeds from shares issued	376,946,401	479,679,572
Proceeds from dividends reinvested	31,334,299	22,241,097
Value of shares redeemed	(58,102,743)	(16,736,187)

Change in net assets resulting from capital transactions	350,177,957	485,184,482

Change in net assets	263,466,381	609,370,802
Net Assets:
Beginning of period	1,545,099,720	935,728,918

End of period	$1,808,566,101	$1,545,099,720

Accumulated net investment income/(loss)	$33,385,465	$31,334,250

Share Transactions:
Shares issued	35,702,924	48,308,364
Dividends reinvested	3,146,014	2,246,575
Shares redeemed	(5,615,561)	(1,723,701)

Change in shares	33,233,377	48,831,238

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.58	$9.63	$7.75	$12.45	$11.98

Investment Activities:
Net Investment Income/(Loss)	0.14	0.05	0.06	0.23	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	(0.44)	1.07	2.20	(4.13)	0.58

Total from Investment Activities	(0.30)	1.12	2.26	(3.90)	0.78

Dividends to Shareholders From:
Net Investment Income	(0.19)	(0.17)	(0.17)	(0.24)	(0.12)
Net Realized Gains	—	—	(0.21)	(0.56)	(0.19)

Total Dividends	(0.19)	(0.17)	(0.38)	(0.80)	(0.31)

Net Asset Value, End of Period	$10.09	$10.58	$9.63	$7.75	$12.45

Total Return(a)	(2.84)%	11.74%	29.42%	(32.76)%	6.54%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$1,808,566	$1,545,100	$935,729	$438,317	$830,702
Net Investment Income/(Loss)	1.63%	1.47%	2.07%	1.79%	1.82%
Expenses Before Reductions(b)	0.22%	0.24%	0.25%	0.25%	0.25%
Expenses Net of Reductions	0.17%	0.19%	0.20%	0.24%	0.25%
Portfolio Turnover Rate	19%	32%	38%	55%	31%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2011

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

December 31, 2011

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

December 31, 2011

new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2011, $30,114 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2011, actual Trustee compensation was $924,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the year ended December 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,769,536,665	$38,535,895	(1)	$1,808,072,560
Unaffiliated Investment Company	155,535	—		155,535

Total Investment Securities	$1,769,692,200	$38,535,895		$1,808,228,095

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments. The AZL Strategic Investments Trust is only offered to Funds in the Trust, and the Fund has the ability to redeem its interest in the AZL Strategic Investments Trust at NAV daily.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

December 31, 2011

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

5.	Security Purchases and Sales

For the year ended December 31, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$685,141,442	$326,572,440

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2011 is $1,794,961,258. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$96,341,117
Unrealized depreciation	(83,074,280)

Net unrealized appreciation	$13,266,837

As of the end of its tax year ended December 31, 2011, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Expires 12/31/2017
AZL Fusion Moderate Fund	$62,083,870

During the year ended December 31, 2011, the Fund utilized $29,191,610 in CLCFs to offset capital gains.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Notes to the Financial Statements, continued

December 31, 2011

The tax character of dividends paid to shareholders during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Moderate Fund	$31,334,299	$—	$31,334,299

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fusion Moderate Fund	$22,241,097	$—	$22,241,097

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Fusion Moderate Fund	$33,385,465	$(62,083,870)	$13,266,837	$(15,431,568)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Moderate Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 24, 2012

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2011, 5.65% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the four Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the AZL Balanced Index Strategy and the AZL Growth Index Strategy Funds. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreement was approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  In connection with the fall 2011 contract review process, Trustees received extensive information on the performance results of the Funds. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For example, in connection with the Board of Trustees meeting held September 14, 2011, the Manager reported that for the three year period ended June 30, 2011, the AZL Fusion Balanced Fund ranked in the 69th percentile of the “mixed-asset target allocation moderate” peer group, and the AZL Moderate and Growth Funds ranked in the 76th and 88th percentile of the “mixed-asset target allocation growth” peer group, and for the year ended June 30, 2011 the Conservative, Balanced, Moderate and Growth Funds ranked in the 36th, 90th, 94th and 64th percentiles, respectively. For the year to date through June 30, 2011, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds ranked in the 76th and 38th percentiles of their peer groups.

At the Board of Trustees meeting held October 26, 2011, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 60th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 16th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 58th percentile, the Conservative Fund at the 83rd percentile (as operating expenses remained elevated as the Fund was recouping fee waivers) and the Index Strategy Funds in the 43rd percentile of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2011 were approximately $4.6 billion and that the largest Fund had assets of approximately $1.8 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Non-Interested Trustees(1)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years.	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003.	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999.	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Connecticut Innovations, 2012 to present; General Partner of Fairview Capital, L.P., 1994 to present.	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001.	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999.	42	Connecticut Water Service, Inc.

Interested Trustees(3)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None

Officers

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.
Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1211 2/12

AZL® Growth Index Strategy Fund

Annual Report

December 31, 2011

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® Growth Index Strategy Fund Review (unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® Growth Index Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2011?

For the year ended December 31, 2011, the AZL® Growth Index Strategy Fund returned 0.01% . That compared to a 3.99% total return for its benchmark, the Growth Composite Index, which is comprised of a 75% weighting in the S&P 500 Index1 and a 25% weighting in the Barclays Capital U.S. Aggregate Bond Index2.

The AZL® Growth Index Strategy Fund is a fund of funds that pursues broad diversification across four equity sub-portfolios and one fixed-income sub-portfolio. The four equity sub-portfolios pursue passive strategies that look to achieve, before fees, returns similar to the S&P 500 Index, the S&P 400 Index3, the S&P 600 Index4, and the MSCI EAFE Index5, which represents shares of large companies in developed foreign markets. The fixed income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return that exceeds the Barclays Capital U.S. Aggregate Bond Index. Generally, the Fund allocates 65% to 85% of its assets to the underlying equity index funds and the remaining assets to the underlying bond index fund.*

Stock prices were mixed during the year and despite strong U.S. corporate earnings, investors had concerns about the health of the U.S. economy, and the size and scope of the European sovereign debt crisis. Despite a downgrade in U.S. credit by Standard and Poor’s, bond yields fell during the year as economic and market events led investors to seek a safe haven in U.S. Treasuries.

The Fund’s allocations to small-cap, mid-cap, and international stocks were the primary reasons for the Fund’s underperformance, relative to its benchmark. Small- and mid-cap stocks as measured by the S&P 600 and the S&P 400 returned 1.02% and –1.73%, respectively. By comparison, the S&P 500, which represents large-cap stocks, returned 2.11% . International stocks as represented by the MSCI EAFE Index dramatically underperformed domestic stocks, returning –11.73% due in large part to concerns over the European debt crisis.*

The Fund’s fixed-income allocation performed relatively in line with the Barclays Capital U.S. Aggregate Bond Index, which returned 7.84%.

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2011.
[1]

The Standard & Poor’s 500 Index (“S&P 500”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

[3]

The Standard & Poor’s MidCap 400 Index (“S&P 400”) is the most widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indices that can be used as building blocks for portfolio composition.

[4]

The Standard & Poor’s SmallCap 600 Index (“S&P 600”) covers approximately 3% of the domestic equities market. Measuring the small cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[5]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

Investors cannot invest directly in an index.

1

AZL® Growth Index Strategy Fund Review (unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

The performance of the Fund is expected to be lower than that of the Indices because of Fund fees and expenses. Securities in which the Fund will invest may involve substantial risk and may be subject to sudden severe price declines.

For a complete description of these and other risks associated with investing in a mutual Fund, please refer to the Fund’s prospectus.

Growth of a $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indices of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2011

	1 Year	Since Inception (7/10/09)
AZL® Growth Index Strategy Fund	0.01%	12.67%
S&P 500 Index	2.11%	17.97%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.94%
Growth Composite Index	3.99%	15.64%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio[1]	Gross
AZL® Growth Index Strategy Fund	0.72%

The above expense ratios are based on the current Fund prospectus dated May 1, 2011. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and expenses), to 0.20% through April 30, 2013. Additional information pertaining to the December 31, 2011 expense ratios can be found in the financial highlights.

1	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the financial highlights table. Without Acquired Fund Fees and expenses the Fund’s gross ratio would be 0.08% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against a composite index (the “Growth Composite Index”), which is comprised of 75% of the Standard & Poor’s 500 Index (“S&P 500”) and 25% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Growth Index Strategy Fund	$1,000.00	$949.90	$0.39	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expense Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio During Period 7/1/11 - 12/31/11
AZL Growth Index Strategy Fund	$1,000.00	$1,024.80	$0.41	0.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Composition

(Unaudited)

The AZL Growth Index Strategy Fund invested, as a percentage of net assets, the following investments, as of December 31, 2011:

Investments	Percent of net assets+
Domestic Equities	55.7%
Fixed Income	25.0
International Equities	19.1
Money Markets	0.6

Total	100.4%

+	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

December 31, 2011

Shares		Fair Value
Affiliated Investment Companies (99.8%):
17,368,747	AZL Enhanced Bond Index Fund	$191,403,596
12,121,216	AZL International Index Fund	145,818,232
5,550,411	AZL Mid Cap Index Fund	83,811,213
34,690,280	AZL S&P 500 Index Fund, Class 2	300,764,726
4,224,519	AZL Small Cap Stock Index Fund	41,695,998

Total Affiliated Investment Companies (Cost $741,801,972)		763,493,765

Unaffiliated Investment Company (0.6%):
4,395,458	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,395,458

Total Unaffiliated Investment Company (Cost $4,395,458)		4,395,458

Total Investment Securities (Cost $746,197,430)(b) — 100.4%		767,889,223
Net other assets (liabilities) — (0.4)%		(3,383,230)

Net Assets — 100.0%		$764,505,993

Percentages indicated are based on net assets as of December 31, 2011.

(a)	The rate represents the effective yield at December 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2011

Assets:
Investments in non-affiliates, at cost	$4,395,458
Investments in affiliates, at cost	741,801,972

Total investment securities, at cost	$746,197,430

Investments in non-affiliates, at value	$4,395,458
Investments in affiliates, at value	763,493,765

Total investment securities, at value	767,889,223
Receivable for capital shares issued	1,078,075
Prepaid expenses	10,022

Total Assets	768,977,320

Liabilities:
Payable for affiliated investments purchased	4,395,458
Payable for capital shares redeemed	9,813
Manager fees payable	31,343
Administration fees payable	5,068
Custodian fees payable	231
Administrative and compliance services fees payable	3,757
Trustee fees payable	203
Other accrued liabilities	25,454

Total Liabilities	4,471,327

Net Assets	$764,505,993

Net Assets Consist of:
Capital	$731,106,404
Accumulated net investment income/(loss)	10,302,431
Accumulated net realized gains/(losses) from investment transactions	1,405,365
Net unrealized appreciation/(depreciation) on investments	21,691,793

Net Assets	$764,505,993

Shares of beneficial interest (unlimited number of shares authorized, no par value)	57,189,745
Net Asset Value (offering and redemption price per share)	$13.37

Statement of Operations

For the Year Ended December 31, 2011

Investment Income:
Dividends from affiliates	$7,319,798
Dividends from non-affiliates	5

Total Investment Income	7,319,803

Expenses:
Manager fees	294,841
Administration fees	54,960
Custodian fees	1,517
Administrative and compliance services fees	27,333
Trustee fees	41,502
Professional fees	32,098
Shareholder reports	22,483
Other expenses	11,609

Total expenses	486,343

Net Investment Income/(Loss)	6,833,460

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	344,225
Net realized gains distributions from affiliated underlying funds	4,619,440
Change in unrealized appreciation/depreciation on investments	(18,870,794)

Net Realized/Unrealized Gains/(Losses) on Investments	(13,907,129)

Change in Net Assets Resulting From Operations	$(7,073,669)

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Statement of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
Operations:
Net investment income/(loss)	$6,833,460	$1,942,886
Net realized gains/(losses) on investment transactions	4,963,665	1,966,233
Change in unrealized appreciation/depreciation on investments	(18,870,794)	31,928,442

Change in net assets resulting from operations	(7,073,669)	35,837,561

Dividends to Shareholders:
From net investment income	(3,330,687)	(1,392)
From net realized gains on investments	(59,378)	—

Change in net assets resulting from dividends to shareholders	(3,390,065)	(1,392)

Capital Transactions:
Proceeds from shares issued	407,843,806	185,225,534
Proceeds from dividends reinvested	3,390,065	1,392
Value of shares redeemed	(20,313,830)	(8,374,419)

Change in net assets resulting from capital transactions	390,920,041	176,852,507

Change in net assets	380,456,307	212,688,676
Net Assets:
Beginning of period	384,049,686	171,361,010

End of period	$764,505,993	$384,049,686

Accumulated net investment income/(loss)	$10,302,431	$3,330,662

Share Transactions:
Shares issued	29,913,942	14,804,769
Dividends reinvested	263,613	113
Shares redeemed	(1,554,198)	(694,058)

Change in shares	28,623,357	14,110,824

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund*

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009(a)
Net Asset Value, Beginning of Period	$13.44	$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	0.07	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.07)	1.52	1.85

Total from Investment Activities	—	1.59	1.85

Dividends to Shareholders From:
Net Investment Income	(0.07)	— (b)	—	(b)
Net Realized Gains	— (b)	—	—

Total Dividends	(0.07)	— (b)	—	(b)

Net Asset Value, End of Period	$13.37	$13.44	$11.85

Total Return(c)	0.01%	13.42%	18.50	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$764,506	$384,050	$171,361
Net Investment Income/(Loss)(e)	1.16%	0.82%	—%
Expenses Before Reductions(e)(f)	0.08%	0.08%	0.20%
Expenses Net of Reductions(e)	0.08%	0.08%	0.20%
Portfolio Turnover Rate(g)	3%	9%	44	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements

December 31, 2011

1.	Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of six separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Growth Index Strategy Fund.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements, continued

December 31, 2011

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3.	Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2013. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the year ended December 31, 2011, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements, continued

December 31, 2011

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2011, $10,397 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $36,000 annual Board retainer and a $8,000 meeting fee for each regular in-person Board meeting, a $4,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2011, actual Trustee compensation was $924,000 in total for both Trusts.

4.	Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies. The investments utilizing Level 2 valuations represent investments in funds that are only offered to Funds in the Trust and the Fund has the ability to redeem its interest at NAV daily.

For the year ended December 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$763,493,765	$—	$763,493,765
Unaffiliated Investment Company	4,395,458	—	4,395,458

Total Investment Securities	$767,889,223	$—	$767,889,223

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of December 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Notes to the Financial Statements, continued

December 31, 2011

disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

5.	Security Purchases and Sales

For the year ended December 31, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$414,718,114	$15,919,255

6.	Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at December 31, 2011 is $746,355,098. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$34,542,462
Unrealized depreciation	(13,008,337)

Net unrealized appreciation	$21,534,125

The tax character of dividends paid to shareholders during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Growth Index Strategy Fund	$3,330,687	$59,378	$3,390,065

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary Income	Total Distributions(a)
AZL Growth Index Strategy Fund	$1,392	$1,392

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Growth Index Strategy Fund	$10,302,430	$1,563,034	$21,534,125	$33,399,589

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Growth Index Strategy Fund (the “Fund”) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 24, 2012

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2011, 56.03% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction available to corporate shareholders.

During the year ended December 31, 2011, the Fund declared net long-term capital gain distributions of $59,378.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which the four Fusion Funds will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. The Manager also makes investment decisions for the AZL Balanced Index Strategy and the AZL Growth Index Strategy Funds. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2013.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate and Growth Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

15

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2011. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 19, 2011, and at an “in person” Board of Trustees meeting held October 26, 2011. The Agreement was approved at the Board meeting of October 26, 2011. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2013. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/ continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1)  The nature, extent and quality of services provided by the Manager.  The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2)  The investment performance of the Fund and the Manager.  In connection with the fall 2011 contract review process, Trustees received extensive information on the performance results of the Funds. Performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation and volatility reduction strategies, the performance of the Underlying Funds, and the impact on performance of rebalancing decisions, cash and Fund fees. For

16

example, in connection with the Board of Trustees meeting held September 14, 2011, the Manager reported that for the three year period ended June 30, 2011, the AZL Fusion Balanced Fund ranked in the 69th percentile of the “mixed-asset target allocation moderate” peer group, and the AZL Moderate and Growth Funds ranked in the 76th and 88th percentile of the “mixed-asset target allocation growth” peer group, and for the year ended June 30, 2011 the Conservative, Balanced, Moderate and Growth Funds ranked in the 36th, 90th, 94th and 64th percentiles, respectively. For the year to date through June 30, 2011, AZL Balanced Index Strategy and AZL Growth Index Strategy Funds ranked in the 76th and 38th percentiles of their peer groups.

At the Board of Trustees meeting held October 26, 2011, the Trustees determined that the investment performance of all of the Funds was acceptable.

(3)  The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.  The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the Fusion Funds the advisory fee paid put these Funds in the 60th percentile of the customized peer group. The Manager reported that for the Index Strategy Funds the advisory fee paid by these Funds put them in the 16th percentile of the customized peer group. Trustees were provided with information that the operating expenses for the Fusion Balanced, Moderate and Growth Funds put them at the 58th percentile, the Conservative Fund at the 83rd percentile (as operating expenses remained elevated as the Fund was recouping fee waivers) and the Index Strategy Funds in the 43rd percentile of the customized peer group.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2009 through June 30, 2011. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5)  The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.  The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2011 were approximately $4.6 billion and that the largest Fund had assets of approximately $1.8 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2012, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

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Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Non-Interested Trustees(1)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Peter R. Burnim, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc., 2005 to present; EVP Northstar Companies, 2002 to 2005; Senior Officer Citibank and Citicorp for over 25 years.	42	Argus Group Holdings; Sterling Centrecorp Inc.; Highland Financial Holdings; and Bank of Bermuda NY
Peggy L. Ettestad, Age 54 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director, Red Canoe Management Consulting LLC, 2008 to present; Senior Managing Director, Residential Capital LLC, 2003 to 2008; Chief Operations Officer, Transamerica Reinsurance 2002 to 2003.	42	Luther College
Roger Gelfenbien, Age 68 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Partner of Accenture 1983 to 1999.	42	Virtus Funds (8 Funds)
Claire R. Leonardi, Age 56 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Connecticut Innovations, 2012 to present; General Partner of Fairview Capital, L.P., 1994 to present.	42	The Natural History Museum of the Adirondacks
Dickson W. Lewis, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to present; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	42	None
Peter W. McClean, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; President and CEO of Measurisk, LLC, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., 1996 to 2001.	42	PNMAC Opportunity Fund; Northeast Bank; and FHI
Arthur C. Reeds III, Age 67 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000; Investment Consultant 1997 to 1999.	42	Connecticut Water Service, Inc.

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Interested Trustees(3)

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office**/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the Fund Complex During Past 5 Years
Robert DeChellis, Age 44 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 3/08	President and CEO, Allianz Life Financial Services, LLC, 2007 to present; Senior Vice President of Marketing and Product Innovation, 2006 to 2007; Executive Vice President, Travelers Life 2004 to 2005; Executive Vice President, Jackson National Life Distributors, Inc. 2002 to 2004.	42	None
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	42	None

Officers

Name, Address, and Age	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Allianz Life from April 2011, to present; Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.
Michael Radmer, Age 66 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 2/04	Partner, Dorsey and Whitney LLP since 1976.
Ty Edwards, Age 45 Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 4/10	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc., December 2009 to present; Director, Product Management, Columbia Management, April 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund Administration, Columbia Management, January 2006 to April 2007; Vice President, Fund Administration, Columbia Management, July 2002 to December 2005.
Stephen G. Simon, Age 43 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

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The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1211 2/12

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Arthur C. Reeds III, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2011	2010
(a) Audit Fees	$56,400	$64,960

	2011	2010
(b) Audit-Related Fees	$4,750	$8,250

	2011	2010
(c) Tax Fees	$16,155	$17,480

Tax fees for both years related to the preparation of the Funds’ federal and state income tax returns, federal excise tax return review and review of capital gain and income distribution calculations.

	2011	2010
All Other Fees	$0	$0

4(e)(1)

The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy. The Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor. The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)

During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(f)

Not applicable

4(g)

2011	2010
$20,905	$25,730

4(h)

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ BRIAN MUENCH
Brian Muench, President

Date February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ BRIAN MUENCH
Brian Muench, President

Date February 21, 2012

By (Signature and Title)	/s/ TY EDWARDS
Ty Edwards, Treasurer

Date February 21, 2012

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